Schedule Discloses Effect of Changes in Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Noncontrolling Interest [Line Items]
Net income attributable to China Distance Education Holdings Limited	$ 21,254	$ 11,626	$ 14,935
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida	810
Changes from net income attributable to China Distance Education Holdings Limited's shareholders and transfer from noncontrolling interests	22,064	11,655	16,025
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to capital contribution noncontrolling interest			$ 1,090
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (''Jiangsu Asset)
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to capital contribution noncontrolling interest		$ 29